Document And Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Feb. 18, 2021	Jun. 30, 2020
Document Information [Line Items]
Entity Registrant Name	HMN FINANCIAL INC
Entity Central Index Key	0000921183
Trading Symbol	hmnf
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding (in shares)		4,750,833
Entity Public Float			$ 56.9
Entity Shell Company	false
Document Type	10-K
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Title of 12(b) Security	Common Stock, par value $.01 per share